Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024
Schedule of Long-Term Debt [Line Items]
Long-Term Debt	$ 5,725,101
June 2024 10% Note [Member]
Schedule of Long-Term Debt [Line Items]
Maturity date		Dec. 26, 2025	Dec. 26, 2025
Grafiti Holding Inc [Member]
Schedule of Long-Term Debt [Line Items]
Long-Term Debt		$ 1,974,316	$ 1,506,561
Grafiti Holding Inc [Member] | June 2024 10% Note [Member]
Schedule of Long-Term Debt [Line Items]
Long-Term Debt		$ 1,974,316	$ 1,506,561